Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Contract drilling	$ 769,472	$ 1,085,063	$ 1,085,794
Costs and expenses
Operating expenses	(290,038)	(431,261)	(459,617)
General and administrative expenses	(63,379)	(55,511)	(57,662)
Depreciation expense	(275,901)	(243,457)	(199,337)
Total costs and expenses	(629,318)	(730,229)	(716,616)
Loss from construction contract rescission		(40,155)
Operating income	140,154	314,679	369,178
Other income (expense)
Interest expense	(189,044)	(156,361)	(130,130)
Gain on debt extinguishment	36,233
Other expense	(2,393)	(3,217)	(5,171)
Income (loss) before income taxes	(15,050)	155,101	233,877
Income tax expense	(22,107)	(28,871)	(45,620)
Net income (loss)	$ (37,157)	$ 126,230	$ 188,257
Earnings (loss) per common share, basic (Note 9) (in dollars per share)	$ (1.76)	$ 5.97	$ 8.67
Weighted-average number of common shares, basic (Note 9)	21,167	21,145	21,722
Earnings per common share, diluted (Note 9) (in dollars per share)	$ (1.76)	$ 5.97	$ 8.66
Weighted-average number of common shares, diluted (Note 9)	21,167	21,156	21,737